EXPLORATION COSTS (Details) (USD $)									1 Months Ended
	Mar. 31, 2013 License Fee [Member]	Mar. 31, 2013 Seismic Data Purchase [Member]	May 31, 2013 Geophysical Research Program [Member]	Dec. 31, 2013 Technological Infrastructure And Third Party Hosting Services [Member]	Sep. 30, 2013 Technological Infrastructure And Third Party Hosting Services [Member]	Dec. 31, 2013 Consulting Fees And Salaries And Benefits [Member]	Sep. 30, 2013 Consulting Fees And Salaries And Benefits [Member]	Dec. 31, 2013 Independent Reserve Study [Member]	Mar. 22, 2013 TGS [Member]
Deferred Costs, Capitalized, Prepaid And Other Assets [Line Items]
Shares issued in consideration for seismic data									243,516,666
Exploration costs capitalized during the period	$ 6,135,000	$ 4,012,260	$ 90,000	$ 787,935	$ 1,674,376	$ 808,613	$ 773,271	$ 80,000	$ 2,435,167